PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 8: PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following at fair value as of December 31:

	2024	2023
Furniture and fixtures	$102,415	$90,661
Machinery and equipment	97,071	61,731
Vehicles	850,642	814,531
Property improvements	16,824	49,255
Building	570,000	570,000
Property and Equipment	1,636,952	1,586,178
Less: Accumulated Depreciation	(700,379)	(448,479)
Total	$936,573	$1,137,699

During the year ended December 31, 2024, the Company recorded a loss on disposal of approximately $8,000 for a vehicle that was repossessed by the lender. The Company reduced the carrying value of the associated vehicle loan by the estimated fair value of the vehicle of approximately $23,000 as of the date of the repossession.

During the year ended December 31, 2023, the Company abandoned vehicles with a net book value of $29,242 which is included in selling, general and administrative expenses on the accompanying consolidated statements of operations.

Depreciation expense was $265,652 and $259,222 for the years ended December 31, 2024 and 2023, respectively.